Provisions - Summary of Silicosis Settlement Costs (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement [line items]
Balance at the beginning of the year	$ 21.2		$ 25.1
Changes in estimates	0.3		(1.6)	$ (4.5)
Unwinding of provision recognised as finance expense	1.5		1.3
Payment	(3.5)		(4.6)
Translation	(1.2)		1.0
Balance at end of the year	18.3		21.2	$ 25.1
Silicosis [Member]
Statement [line items]
Balance at the beginning of the year	21.2	R 297.1
Balance at end of the year	18.3	R 268.6	21.2
Current portion of silicosis settlement costs	(4.0)		(4.6)
Non-current portion of silicosis settlement costs	$ 14.3		$ 16.6